UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 - June 30, 2020

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-02444

Registrant Name:  The Bond Fund of America

Reporting Period:  07/01/2019 - 06/30/2020

The Bond Fund of America

NBCUNIVERSAL ENTERPRISE, INC. Meeting Date: MAY 21, 2020 Record Date: APR 03, 2020 Meeting Type: ANNUAL
Ticker: Security ID: 63946CAE8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director Bernard C. Watson	Management	For	For

OLINDA STAR LTD. Meeting Date: JAN 14, 2020 Record Date: JAN 10, 2020 Meeting Type: COURT
Ticker: Security ID: 747ESCAA9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Scheme of Arrangement	Management	For	For

PACIFIC GAS & ELECTRIC COMPANY Meeting Date: MAY 15, 2020 Record Date: MAR 03, 2020 Meeting Type: WRITTEN CONSENT
Ticker: PCG.PRA Security ID: 694308GE1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote On The Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	None	For
2	Opt-In: The Undersigned Elects To Grant The Releases Contained In Section 10.9 (b) Of The Plan (For = Opt In, Against or Abstain = Do Not Opt In)	Management	None	For

PACIFIC GAS & ELECTRIC COMPANY Meeting Date: MAY 15, 2020 Record Date: MAR 03, 2020 Meeting Type: WRITTEN CONSENT
Ticker: PCG.PRA Security ID: 694308GT8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote On The Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	None	For
2	Opt-In: The Undersigned Elects To Grant The Releases Contained In Section 10.9 (b) Of The Plan (For = Opt In, Against or Abstain = Do Not Opt In)	Management	None	For

PACIFIC GAS & ELECTRIC COMPANY Meeting Date: MAY 15, 2020 Record Date: MAR 03, 2020 Meeting Type: WRITTEN CONSENT
Ticker: PCG.PRA Security ID: 694308HB6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote On The Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	None	For
2	Opt-In: The Undersigned Elects To Grant The Releases Contained In Section 10.9 (b) Of The Plan (For = Opt In, Against or Abstain = Do Not Opt In)	Management	None	For

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 26, 2020